Inventories - Summary of Inventories (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Raw materials	$ 1,956	$ 1,629
Work-in-process	949	882
Finished goods	4,505	3,749
Total inventories	$ 7,410	$ 6,260